General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2018	2017	2016
Short term employee benefits (salaries)	$9,605	$9,196	$12,330
Share based compensation (see Note 16)	25,547	22,385	30,207
	$35,152	$31,581	$42,537